Intangible assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Components of Intangible Assets
The following table summarizes the components of our finite-lived intangible assets as of June 30, 2022, and December 31, 2021:

	June 30, 2022			December 31, 2021
(In thousands)	Gross Book Value	Less: Accumulated Amortization	Net Book Value	Gross Book Value	Less: Accumulated Amortization	Net Book Value
Electric frac licenses	$22,500	$—	$22,500	$22,500	$—	$22,500
Acquired technology	7,144	(1,403)	5,741	5,905	(589)	5,316

Intangible assets, net	$29,644	$(1,403)	$28,241	$28,405	$(589)	$27,816

The following table summarizes the components of our intangible assets at December 31, 2021 and December 31, 2020:

	December 31, 2021			December 31, 2020
	Gross Book Value	Less: Accumulated Amortization	Net Book Value	Gross Book Value	Less: Accumulated Amortization	Net Book Value
Electric frac licenses	$22,500	$—	$22,500	$—	$—	$—
Acquired technology	5,905	(589)	5,316	—	—	—

Intangible assets, net	$28,405	$(589)	$27,816	$—	$—	$—